Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	102,040,140
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-12033
Entity Incorporation State Country Code	C5
Entity Address Address Line 1	Bay & Deveaux Streets
Entity Address City Or Town	Nassau
Entity Address Country	BS
Icfr Auditor Attestation Flag	false
Auditor Name	M&K CPAS, PLLC
Auditor Location	The Woodlands, Texas
Auditor Firm Id	2738
Security 12b Title	Common Stock
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Amendment Description	We are filing this Amendment No. 2 on Form 20-F/A (this “Amendment No. 2”) to our Annual Report on Form 20-F for the year ended December 31, 2025, originally filed with the United States Securities and Exchange Commission (the “SEC”) on September 14, 2026 (the“Original Filing Date”), as amended by Amendment No. 1 on Form 20-F/A filed with the SEC on September 16, 2026 (“Amendment No. 1”; the annual report as so amended, the “Form 20-F”). This Amendment No. 2 is being filed solely to correct the date of the Report of Independent Registered Public Accounting Firm of M&K CPAS, PLLC included in this report, which was dated September 10, 2026 in the Form 20-F and is dated September 11, 2026 in this Amendment No. 2. Amendment No. 1 was filed solely to furnish the Interactive Data File exhibits required by Rule 405 of Regulation S-T and Instruction 101 to the Instructions as to Exhibits of Form 20-F, which had not been included with the original filing; its explanatory note incorrectly referred to Item 601(b)(101) of Regulation S-K. In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, this Amendment No. 2 sets forth the complete text of the Form 20-F, including the consolidated financial statements, and includes new certifications of our principal executive officer and principal financial officer as Exhibits 12(a), 12(b), 13(a) and 13(b), and the Interactive Data File exhibits. Other than the correction of the audit report date, the dates of the signature page and certifications, and the listing of Exhibits 101 and 104 in the exhibit index, no other changes have been made to the Form 20-F. This Amendment No. 2 speaks as of the Original Filing Date, does not reflect events that may have occurred after the Original Filing Date, and does not modify or update the disclosures in the Form 20-F except as described above.
Document Registration Statement	false
Business Contact [Member]
Document Information Line Items
Phone Fax Number Description	514-332-2227
Contact Personnel Email Address	info@nymox.com
Contact Personnel Name	Paul Averback
City Area Code	800
Local Phone Number	936-9669